Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL
10.	GOODWILL

The goodwill of RMB3,888,346 and RMB3,888,346 (US$610,166) as of December 31, 2020 and 2021 represented the goodwill of RMB1,475,357 pushed down from the acquisition of the Company by Baidu in 2012, the goodwill of RMB1,800,750 generated from the acquisition of Shanghai Zhong Yuan by the Company in 2013 and the goodwill of RMB612,239 mainly generated from the acquisition of Skymoons in 2018.

The fair value of the Group exceeded its carrying value as of December 31, 2020 and 2021, respectively, and therefore the Group’s goodwill was not impaired.